Employee benefits - Defined benefit plans - Reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	€ 2,337	€ 2,771	€ 3,270
Net period expense	1,356	105	117
Employer contributions	(20)	(18)	(16)
Benefits directly paid by the employer	(419)	(538)	(668)
Actuarial losses/(gains) arising from changes of assumptions	(59)	13	62
Translation adjustment and other	3	4	7
Total-closing balance	3,199	2,337	€ 2,771
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	56
Net period expense	1
Employer contributions	(20)
Benefits directly paid by the employer	(3)
Actuarial losses/(gains) arising from changes of assumptions	(25)
Translation adjustment and other	1
Total-closing balance	10	56
Capital Based Defined Benefit Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	858
Net period expense	74
Benefits directly paid by the employer	(44)
Actuarial losses/(gains) arising from changes of assumptions	(34)
Translation adjustment and other	2
Total-closing balance	855	858
Other Post-Employment Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	17
Net period expense	1
Benefits directly paid by the employer	(1)
Actuarial losses/(gains) arising from changes of assumptions	0
Translation adjustment and other	0
Total-closing balance	16	17
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	802
Net period expense	1,208
Benefits directly paid by the employer	(290)
Translation adjustment and other	0
Total-closing balance	1,720	802
Other Long-Term Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	605
Net period expense	73
Benefits directly paid by the employer	(81)
Translation adjustment and other	0
Total-closing balance	€ 598	€ 605